Supplemental Guarantor Information Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	$ (93.4)	$ (202.6)
Cash flows from investing activities:
Additions to properties	(71.1)	(73.7)
Proceeds from sales of properties and other assets	2.4	3.0
Acquisition of businesses, net of cash acquired	0.0	(6.3)
Investment in MillerCoors	(413.7)	(417.9)
Return of capital from MillerCoors	283.4	310.4
Other	(6.5)	(8.7)
Net cash provided by (used in) investing activities	(205.5)	(193.2)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	2,526.4	0.0
Exercise of stock options under equity compensation plans	4.2	24.8
Excess tax benefits from share-based compensation	3.9	6.1
Dividends paid	(88.3)	(76.2)
Debt issuance costs	(14.2)	0.0
Payments on debt and borrowings	(10.3)	(7.1)
Proceeds on debt and borrowings	20.9	16.6
Net proceeds from (payments on) revolving credit facilities and commercial paper	2.5	157.8
Change in overdraft balances and other	18.5	1.3
Net cash provided by (used in) financing activities	2,463.6	123.3
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	2,164.7	(272.5)
Effect of foreign exchange rate changes on cash and cash equivalents	7.3	(34.5)
Balance at beginning of year	430.9	624.6
Balance at end of period	2,602.9	317.6
Parent Guarantor and 2012 Issuer [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	(162.2)	(77.7)
Cash flows from investing activities:
Additions to properties	(7.2)	(3.8)
Proceeds from sales of properties and other assets	0.0	0.0
Acquisition of businesses, net of cash acquired		0.0
Investment in MillerCoors	0.0	0.0
Return of capital from MillerCoors	0.0	0.0
Other	0.0	0.0
Net intercompany investing activity	0.0	0.0
Net cash provided by (used in) investing activities	(7.2)	(3.8)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	2,526.4
Exercise of stock options under equity compensation plans	4.2	24.8
Excess tax benefits from share-based compensation	3.9	6.1
Dividends paid	(80.5)	(67.9)
Debt issuance costs	(14.2)
Payments on debt and borrowings	0.0	0.0
Proceeds on debt and borrowings	0.0	0.0
Net proceeds from (payments on) revolving credit facilities and commercial paper	0.0	127.8
Change in overdraft balances and other	(0.3)	(0.1)
Net intercompany financing activity	0.0	0.0
Net cash provided by (used in) financing activities	2,439.5	90.7
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	2,270.1	9.2
Effect of foreign exchange rate changes on cash and cash equivalents	0.0	0.0
Balance at beginning of year	146.4	40.9
Balance at end of period	2,416.5	50.1
Subsidiary Guarantors [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	147.5	157.0
Cash flows from investing activities:
Additions to properties	(21.5)	(22.4)
Proceeds from sales of properties and other assets	1.3	0.4
Acquisition of businesses, net of cash acquired		0.0
Investment in MillerCoors	(413.7)	(417.9)
Return of capital from MillerCoors	283.4	310.4
Other	0.0	0.1
Net intercompany investing activity	(66.1)	(90.2)
Net cash provided by (used in) investing activities	(216.6)	(219.6)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	0.0
Exercise of stock options under equity compensation plans	0.0	0.0
Excess tax benefits from share-based compensation	0.0	0.0
Dividends paid	0.0	0.0
Debt issuance costs	0.0
Payments on debt and borrowings	0.0	0.0
Proceeds on debt and borrowings	0.0	0.0
Net proceeds from (payments on) revolving credit facilities and commercial paper	0.0	0.0
Change in overdraft balances and other	0.0	(0.2)
Net intercompany financing activity	0.0	(59.1)
Net cash provided by (used in) financing activities	0.0	58.9
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(69.1)	(3.7)
Effect of foreign exchange rate changes on cash and cash equivalents	4.7	(13.3)
Balance at beginning of year	106.2	173.2
Balance at end of period	41.8	156.2
Subsidiary Non Guarantors [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	(78.7)	(281.9)
Cash flows from investing activities:
Additions to properties	(42.4)	(47.5)
Proceeds from sales of properties and other assets	1.1	2.6
Acquisition of businesses, net of cash acquired		(6.3)
Investment in MillerCoors	0.0	0.0
Return of capital from MillerCoors	0.0	0.0
Other	(6.5)	(8.8)
Net intercompany investing activity	0.0	(59.1)
Net cash provided by (used in) investing activities	(47.8)	(119.1)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	0.0
Exercise of stock options under equity compensation plans	0.0	0.0
Excess tax benefits from share-based compensation	0.0	0.0
Dividends paid	(7.8)	(8.3)
Debt issuance costs	0.0
Payments on debt and borrowings	(10.3)	(7.1)
Proceeds on debt and borrowings	20.9	16.6
Net proceeds from (payments on) revolving credit facilities and commercial paper	2.5	30.0
Change in overdraft balances and other	18.8	1.6
Net intercompany financing activity	(66.1)	(90.2)
Net cash provided by (used in) financing activities	90.2	123.0
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(36.3)	(278.0)
Effect of foreign exchange rate changes on cash and cash equivalents	2.6	(21.2)
Balance at beginning of year	178.3	410.5
Balance at end of period	144.6	111.3
Eliminations [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	0.0	0.0
Cash flows from investing activities:
Additions to properties	0.0	0.0
Proceeds from sales of properties and other assets	0.0	0.0
Acquisition of businesses, net of cash acquired		0.0
Investment in MillerCoors	0.0	0.0
Return of capital from MillerCoors	0.0	0.0
Other	0.0	0.0
Net intercompany investing activity	66.1	149.3
Net cash provided by (used in) investing activities	66.1	149.3
Cash flows from financing activities:
Proceeds from issuance of common stock, net	0.0
Exercise of stock options under equity compensation plans	0.0	0.0
Excess tax benefits from share-based compensation	0.0	0.0
Dividends paid	0.0	0.0
Debt issuance costs	0.0
Payments on debt and borrowings	0.0	0.0
Proceeds on debt and borrowings	0.0	0.0
Net proceeds from (payments on) revolving credit facilities and commercial paper	0.0	0.0
Change in overdraft balances and other	0.0	0.0
Net intercompany financing activity	66.1	149.3
Net cash provided by (used in) financing activities	(66.1)	(149.3)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	0.0	0.0
Effect of foreign exchange rate changes on cash and cash equivalents	0.0	0.0
Balance at beginning of year	0.0	0.0
Balance at end of period	0.0	0.0
Consolidated [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	(93.4)	(202.6)
Cash flows from investing activities:
Additions to properties	(71.1)	(73.7)
Proceeds from sales of properties and other assets	2.4	3.0
Acquisition of businesses, net of cash acquired		(6.3)
Investment in MillerCoors	(413.7)	(417.9)
Return of capital from MillerCoors	283.4	310.4
Other	(6.5)	(8.7)
Net intercompany investing activity	0.0	0.0
Net cash provided by (used in) investing activities	(205.5)	(193.2)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	2,526.4
Exercise of stock options under equity compensation plans	4.2	24.8
Excess tax benefits from share-based compensation	3.9	6.1
Dividends paid	(88.3)	(76.2)
Debt issuance costs	(14.2)
Payments on debt and borrowings	(10.3)	(7.1)
Proceeds on debt and borrowings	20.9	16.6
Net proceeds from (payments on) revolving credit facilities and commercial paper	2.5	157.8
Change in overdraft balances and other	18.5	1.3
Net intercompany financing activity	0.0	0.0
Net cash provided by (used in) financing activities	2,463.6	123.3
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	2,164.7	(272.5)
Effect of foreign exchange rate changes on cash and cash equivalents	7.3	(34.5)
Balance at beginning of year	430.9	624.6
Balance at end of period	$ 2,602.9	$ 317.6